Offerings - Offering: 1	Feb. 23, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 225,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-269966
Carry Forward Initial Effective Date	Feb. 23, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,060.00
Offering Note	ONE Gas, Inc. (the "Company") previously registered shares of common stock, par value $0.01 per share (the "common stock"), of the Company having an aggregate offering price of up to $300,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the "Securities Act"), on February 24, 2023 (the "2023 ATM Prospectus Supplement"), pursuant to the Company's registration statement on Form S-3ASR (File No. 333-269966) filed with the Securities and Exchange Commission ("SEC") on February 23, 2023 (the "2023 Registration Statement"). In connection with the filing of the 2023 ATM Prospectus Supplement, the Company paid a filing fee of $33,060.00. Of those shares of common stock, shares of common stock having an aggregate offering price of $74,513,173 have been sold and shares of common stock with a maximum aggregate offering price of $225,486,827 remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include the shares of common stock having an aggregate offering price of $225,000,000 previously registered under the 2023 Registration Statement (the "Carry Forward Securities"). The registration fee with respect to the Carry Forward Securities, totaling $33,060.00, was previously paid, and, pursuant to Rule 415(a)(6) under the Securities Act, such registration fee will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2023 Registration Statement was deemed terminated as of the immediate effectiveness of the Company's new registration statement on Form S-3ASR filed with the SEC on February 23, 2026. As a result, no additional filing fee is due.